CONDENSED PARENT ONLY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED PARENT ONLY FINANCIAL STATEMENTS

18. CONDENSED PARENT ONLY FINANCIAL STATEMENTS

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company. The ability of the Company’s operating subsidiaries to pay dividends may be restricted due to the restriction of paid-in capital, additional paid-in capital and statutory surplus reserves of the Company under PRC laws and regulations.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. Please refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

LOBO TECHNOLOGIES LTD
(Parent Company Only)
CONDENSED BALANCE SHEETS
(IN U.S. DOLLARS)

	As of
	December 31,	December 31,
	2025	2024
Assets
Investment in subsidiaries	$6,987,304	$9,321,708
Total Assets	6,987,304	9,321,708

Liabilities and Shareholders’ Equity
Shareholders’ equity:
Ordinary shares (US$0.001 par value per share; nil and 50,000,000 shares authorized as of December 31, 2025 and 2024; Nil and 8,630,000 shares issued as of December 31, 2025 and 2024, respectively; Nil and 7,780,000 shares outstanding as of December 31, 2025 and 2024, respectively)	-	8,630
Class A ordinary shares (US$0.001 par value per share; 90,000,000 and nil shares authorized as of December 31, 2025 and 2024; 8,838,194 and nil shares issued and outstanding as of December 31, 2025 and 2024, respectively)	8,839	-
Class B ordinary shares (US$0.001 par value per share; 10,000,000 and nil shares authorized as of December 31, 2025 and 2024; 3,730,320 and nil shares issued and outstanding as of December 31, 2025 and 2024, respectively)	3,730	-
Subscription receivable	-	-
Additional paid-in capital	10,804,674	8,781,273
Retained earnings	(3,630,560)	1,109,567
Accumulated other comprehensive income	(199,379)	(577,762)
Equity attributable to LOBO Technologies LTD’s shareholders	$6,987,304	$9,321,708
Total shareholders’ equity	6,987,304	9,321,708
Total Liabilities and Shareholders’ Equity	6,987,304	9,321,708

LOBO TECHNOLOGIES LTD
(Parent Company Only)
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(IN U.S. DOLLARS)
SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION

As of
	December 31,	December 31,
	2025	2024
Revenues	$-	$-
Cost of revenues	-	-
Gross Profit	-	-

Operating expenses
Selling and marketing expenses	-	-
General and administrative expenses	-	-
Research and development expenses	-	-
Total operating expenses	-	-

Operating income	-	-

Other expenses (income)
Interest expense (income)	-	-
Other (income) expense	-	-
Total other expenses, net	-	-
Income before income tax expense	-	-
Income tax expense	-	-
Equity income of subsidiaries	(5,476,695)	(812,836)
Net Income	$(5,476,695)	$(812,836)

Other comprehensive income (loss):
Foreign currency translation adjustments	378,383	(199,972)
Total comprehensive income	$(5,098,312)	$(1,012,808)

LOBO TECHNOLOGIES LTD
(Parent Company Only)
CONDENSED STATEMENTS OF CASH FLOWS
(IN U.S. DOLLARS)

As of
	December 31,	December 31,
	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$(5,476,695)	$(812,836)
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	5,476,695	812,836
Net cash provided by (used in) operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	-	-

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	-
CASH AND CASH EQUIVALENTS, beginning of period	-	-
CASH AND CASH EQUIVALENTS, end of period	$-	$-

Dividends

The Company through its PRC subsidiaries paid cash dividends of nil and nil to its shareholders for the years ended December 31, 2025 and 2024, respectively.